SIGNIFICANT NET DEFERRED TAX ASSETS (Details)	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Organizational costs/Startup expenses	$ 104,959
Net operation loss carryforward	29,828
Total deferred tax asset	134,787
Valuation allowance	(134,787)
Deferred tax asset, net of allowance	$ 0